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                     LORD ABBETT U.S. GOVERNMENT &
             GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND
                           90 HUDSON STREET
                    JERSEY CITY, NEW JERSEY 07302-3973



                                                                  March 6, 2006



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Lord Abbett U.S. Government &
       Government Sponsored Enterprises Money Market Fund
     1933 Act File No. 002-64536
     1940 Act File No. 811-02924

Ladies/Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes through November 7, 2005 to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 34 to the above-referenced Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on October 28, 2005.

     Please contact the undersigned at (201) 395-2264 if you have any questions or comments.


                                           Sincerely yours,


                                           /s/ Christina T. Simmons
                                           ------------------------
                                           Christina T. Simmons
                                           Vice President & Assistant Secretary